Segment Information and Revenue Analysis - Schedule of Revenues by Geographic Market (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 19,171,358	$ 26,216,515	$ 30,135,295
Mainland China [Member]
Revenues	9,772,130	15,082,443	14,865,940
United States [Member]
Revenues	4,918,400	5,522,008	10,168,945
Europe [Member]
Revenues	1,699,231	2,510,190	1,994,085
Australia [Member]
Revenues	564,550	216,993	223,463
Canada [Member]
Revenues	482,057	950,353	128,320
Central and South America [Member]
Revenues	98,628	231,426	106,098
Japan and Other Asian Countries and Regions [Member]
Revenues	$ 1,636,362	$ 1,703,102	$ 2,637,444